Accounts Receivable (Movement of allowance for doubtful accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement of allowance for doubtful accounts
Balance at beginning of year	$ 213	$ 68	$ 14
Charge to expenses	157	154	51
Write offs during the year	(229)	(10)	0
Exchange rate differences	4	1	3
Balance at end of year	$ 145	$ 213	$ 68